Consolidated Statements of Income by Function - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Income by Function
Net sales	$ 1,698,281,237	$ 1,779,025,115	$ 1,672,915,799
Cost of sales	(1,022,498,659)	(1,048,343,767)	(968,027,774)
Gross Profit	675,782,578	730,681,348	704,888,025
Other income	8,356,298	40,947,158	2,609,168
Distribution expenses	(152,532,018)	(166,996,289)	(165,775,484)
Administrative expenses	(283,638,935)	(325,903,809)	(313,742,853)
Other expenses	(17,430,256)	(26,182,847)	(16,057,763)
Other (loss) gains	287	2,876	(2,707,859)
Finance income	14,945,879	45,155,791	3,940,244
Financial expenses	(54,772,837)	(46,209,020)	(55,014,660)
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	2,228,763	(3,415,083)	1,411,179
Foreign exchange differences	(3,088,278)	(4,130,543)	(1,449,256)
Income by indexation units	(11,828,762)	(7,536,466)	(5,085,140)
Net income before income taxes	178,022,719	236,413,116	153,015,601
Income tax expense	(54,905,399)	(61,166,891)	(55,564,855)
Net income	123,117,320	175,246,225	97,450,746
Net income attributable to
Owners of the controller	121,999,805	173,721,928	96,603,371
Non-controlling interests	1,117,515	1,524,297	847,375
Net income	$ 123,117,320	$ 175,246,225	$ 97,450,746
Series A Share
Earnings per Share, basic and diluted
Earnings per share	$ 122.75	$ 174.79	$ 97.20
Series B Share
Earnings per Share, basic and diluted
Earnings per share	$ 135.02	$ 192.27	$ 106.92